Income Taxes (Details) - USD ($)	3 Months Ended					6 Months Ended				10 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 26, 2021	Jun. 30, 2020	Jun. 27, 2020	Mar. 28, 2020	Jun. 30, 2021	Jun. 26, 2021	Jun. 30, 2020	Jun. 27, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 26, 2020	Dec. 31, 2019	Dec. 28, 2019	Dec. 29, 2018
Effective income tax rate	21.00%		21.00%			21.00%		21.00%		21.00%	0.00%		21.00%
Income tax benefit	$ 0					$ 0				$ 0	$ 0		$ 0
Hman Group holdings Inc and subsidiaries
Effective income tax rate		(73.00%)			15.10%		29.70%		20.60%			27.80%		21.40%	13.20%
Income tax benefit		$ (1,428,000)		$ 895,000			$ 5,225,000		$ 5,132,000			$ 9,439,000		$ 23,277,000	$ 8,890,000